STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Amortization of intangible assets	$ 52	$ 44	$ 71
Auditor's remuneration	1,088	1,050	1,200
Retirement benefits scheme contributions	1,303	627	816
Share-based compensation		(223)	997
Total staff costs	9,821	8,916	10,552
Directors
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Salaries and other benefits	1,194	887	392
Retirement benefits scheme contributions	42	36	27
Share-based compensation		(43)	46
Total staff costs	1,236	880	465
Other staff
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Salaries and other benefits	7,324	7,625	8,090
Retirement benefits scheme contributions	1,261	591	1,046
Share-based compensation		(180)	951
Total staff costs	8,585	8,036	10,087
Property other than IPP solar parks
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Depreciation expense	204	298	271
IPP solar parks
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Depreciation expense	$ 19,414	$ 14,272	$ 14,208